Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill [abstract]
Reconciliation Of Changes In Goodwill
The goodwill movement is detailed as follows:

Goodwill
ThCh$
As of January 1, 2020
Historic cost	124,955,438
Book Value	124,955,438

As of December 31, 2020
Other increases (decreases) (1)	6,243,023
Impairment of the year (2)	(3,401,430)
Conversion effect	(10,606,268)
Changes	(7,764,675)
Book Value	117,190,763

As of December 31, 2020
Historic cost	117,190,763
Book Value	117,190,763

As of December 31, 2021
Other increases (decreases) (1)	11,604,421
Conversion effect	2,377,651
Changes	13,982,072
Book Value	131,172,835

As of December 31, 2021
Historic cost	131,172,835
Book Value	131,172,835
(1) Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(2) Corresponds to impairment of Bebidas Bolivianas BBO S.A., which was recorded in Other profits (losses) as of December 31, 2020.

Disclosure Of Carrying Amount Goodwill Related To Cash Generating Units Investments	The carrying amount of goodwill assigned to the CGUs within the Company’s segments is detailed as follows:

Segment	Cash Generating Unit	As of December 31, 2021	As of December 31, 2020
	(CGU)	ThCh$	ThCh$
Chile	Embotelladoras Chilenas Unidas S.A.	25,257,686	25,257,686
	Manantial S.A.	8,879,245	8,879,245
	Compañía Pisquera de Chile S.A.	9,808,550	9,808,550
	Los Huemules S.R.L.	3,876	3,982
	Cervecería Kunstmann S.A.	456,007	456,007
	Cervecería Szot SpA.	202,469	202,469
	Sub-Total	44,607,833	44,607,939
International Business	CCU Argentina S.A. and subsidiaries	34,781,464	23,812,988
	Marzurel S.A., Coralina S.A. and Milotur S.A.	4,066,703	3,425,283
	Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.	5,491,823	4,672,582
	Bebidas Bolivianas BBO S.A.	9,808,868	8,255,827
	Sub-Total	54,148,858	40,166,680
Wines	Viña San Pedro Tarapacá S.A.	32,416,144	32,416,144
	Sub-Total	32,416,144	32,416,144
Total		131,172,835	117,190,763

Disclosure of Detailed Information About in Intangible Assets And Goodwill
The following table shows the most relevant inputs for each CGU in where there is a relevant Goodwill and / or intangible assets with indefinite useful life assigned:

	Chile	Argentina	Uruguay	Paraguay	Bolivia

Estimated CAPEX for the year 2022 ThCh$	205,210	49,158	1,211	12,702	2,034
Perpetual growth	3.00%	2.50%	2.20%	2.20%	4.40%
Discount rate	9.63%	18.29%	8.52%	7.49%	9.33%